UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2


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1. Name and address of issuer:

                      The Munder Series Trust
			480 Pierce Street
			Birmingham, MI 48009


2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	Munder Asset Allocation Fund Balanced (Class A, B, C, K, R and Y Shares)
	Munder Technology Fund (Class A, B, C and Y Shares)
	Munder Index 500 Fund ( Class A, B, K, R and Y Shares)
	Munder International Equity Fund (Class A, B, C, K and Y Shares)
	Munder Large-Cap Value Fund (Class A, B, C, K, R and Y Shares)
	Munder Micro-Cap Equity Fund (Class A, B, C, K, R and Y Shares)
	Munder Mid-Cap Core Growth Fund (Class A, B, C, K, R and Y Shares)
	Munder Large-Cap Growth Fund (Class A, B, C, K, R and Y Shares)
	Munder Internet Fund (Class A, B, C, K, R and Y Shares)
	Munder Energy Fund (Class A, B, C, K and Y Shares)
	Munder Small-Cap Value Fund (Class A, B, C, K, R and Y Shares)
	Munder Bond Fund (Class A, B, C, K and Y Shares)
	Munder Tax-Free Short & Intermediate Bond Fund (Class A, B, C, K and Y Shares)
	Munder Cash Investment Fund (Class A, B, C, K and Y Shares)
	Munder Tax-Free Money Market Fund (Class A, K and Y Shares)
	Munder Small-Mid Cap Fund (Class A, B, C, K, R and Y Shares)
	Munder Small-Mid Cap 130-30 Fund (Class A, C, K, R, Y and I Shares)
	Munder International Fund Core Equity (Class A, C, K, R, Y and I Shares)
	Munder International Small-Cap Fund (Class A, C, K, R, Y and I Shares)
	Munder Mid-Cap Value Fund (Class A, C, K, R and Y Shares)
	Munder Multi-Cap Growth Fund (Class A, C, K, R, Y and I Shares)
	Liquidity Money Market Fund
	Institutional Money Market Fund (Comerica Class K and Comerica Class Y Shares)
	Munder S&P MidCap Index Equity Fund (Class K and Y Shares)
	Munder S&P SmallCap Index Equity Fund (Class K and Y Shares)


3. Investment Company Act File Number:     811-21294


   Securities Act File Number:        333-102943


4(a). Last day of fiscal year for which this form is filed:     June 30, 2009

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
      (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.








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SEC 2393 (6-02)

5.    Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year
    pursuant to section 24(f):                      $5,438,121,737

    Aggregate price of securities redeemed
    or repurchased during the fiscal year:          $8,926,163,893


(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
      the Commission:                                 $103,182,938

(iv)Total available redemption credits [add Items 5(ii)
    and 5(iii)]:                                     $9,029,346,831

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:               $  0

(vi) Redemption credits available for use in future years      $3,591,225,094
     if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See          X 0.0000558
      Instruction C.9):

(viii) Registration fee due [multiply Item 5(v) by Item         = $0
       5(vii)] (enter 0 if no fee is due):

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the
   end of the issuers fiscal year (see Instruction D):           +$



8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                     =$


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:


Method of Delivery:

 Wire Transfer

 Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     _________________________________________
			        David Rumph

			      _________________________________________
		                Treasurer

Date   ________


*Please print the name and title of the signing officer below the signature.